Payden GNMA Fund
1
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (122%
)
505,368 Fannie Mae-Aces 2017-M7, 2.96%, 2/25/27 (a) $ 501
113,598 FHLMC Multifamily Structured Pass-Through
Certificates KF74, (1 mo. Secured Overnight
Financing Rate Index + 0.530%), 4.16%,
1/25/27 (b) 114
110,000 FHLMC Multifamily Structured Pass-Through
Certificates K066, 3.20%, 6/25/27  109
847,389 FHLMC Multifamily Structured Pass-Through
Certificates KS09, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.484%),
4.10%, 10/25/27 (b) 848
1,207,118 FHLMC Multifamily Structured Pass-Through
Certificates KF50, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.514%),
4.15%, 7/25/28 (b) 1,206
630,068 FHLMC Multifamily Structured Pass-Through
Certificates KF67, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.634%),
4.27%, 8/25/29 (b) 631
203,092 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 5.69%, 5/25/50 (a) 203
905,544 FN AL6513 , 5.00%, 7/01/44  901
436,851 FN BM2007 30YR , 4.00%, 9/01/48  406
332,739 FN CB9019 30YR , 6.00%, 8/01/54  337
945,459 FN FS8791 30YR , 6.00%, 8/01/54  958
1,079,321 FN MA3238 30YR , 3.50%, 1/01/48  971
1,428,348 FN MA4918 30YR , 5.00%, 2/01/53  1,389
718,741 FN MA5040 30YR , 6.00%, 6/01/53  731
50,118 FNR FA 2007-110, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.734%),
4.35%, 12/25/37 (b) 50
781,619 FR RA7790 30YR , 5.00%, 8/01/52  761
968,290 FR RA8415 30YR , 5.50%, 1/01/53  967
589,676 FR SD2184 30YR , 6.00%, 1/01/53  599
842,599 Freddie Mac REMICS 5572, 4.50%, 9/25/37  833
636,561 Freddie Mac REMICS 5451, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.100%), 4.72%, 9/25/54 (b) 642
333,264 FRESB Mortgage Trust 2017-SB41, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.814%), 4.45%, 9/25/37 (b) 332
103,910 G2 3711 30YR , 5.50%, 5/20/35  105
83,297 G2 3772 30YR , 5.00%, 10/20/35  83
175,036 G2 3785 30YR , 5.00%, 11/20/35  174
731,397 G2 4853 30YR , 4.00%, 11/20/40  689
303,419 G2 5083 30YR , 5.00%, 6/20/41  301
861,686 G2 5115 30YR , 4.50%, 7/20/41  833
736,023 G2 5258 30YR , 3.50%, 12/20/41  667
338,154 G2 770239 30YR , 4.00%, 2/20/42  314
1,108,961 G2 785219 30YR , 2.00%, 12/20/50  881
372,133 G2 785289 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 5.28%, 12/20/47 (b) 378
918,866 G2 785524 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.536%), 5.19%, 12/20/41 (b) 933
1,016,505 G2 788617 30YR , 5.00%, 4/20/56  989
1,208,441 G2 788691 30YR , 5.00%, 6/20/56  1,171
9,769 G2 80029 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 1/20/27 (b) 10
Principal
or Shares Security Description
Value
(000)
25,489 G2 80052 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 3/20/27 (b) $ 25
18,525 G2 80059 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 4/20/27 (b) 19
54,492 G2 80074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 5/20/27 (b) 54
169,644 G2 80152 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 1/20/28 (b) 169
44,671 G2 80154 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 1/20/28 (b) 44
77,229 G2 80169 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 2/20/28 (b) 77
115,323 G2 80184 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 4/20/28 (b) 116
181,202 G2 80319 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.38%, 9/20/29 (b) 181
250,954 G2 80637 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.38%, 9/20/32 (b) 250
486,321 G2 80795 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.13%, 12/20/33 (b) 495
203,363 G2 80826 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 2/20/34 (b) 205
314,285 G2 80835 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 2/20/34 (b) 317
319,512 G2 81282 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 3/20/35 (b) 323
339,586 G2 82074 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.63%, 5/20/38 (b) 343
173,910 G2 82107 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.38%, 7/20/38 (b) 177
400,976 G2 82457 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 1/20/40 (b) 406
236,065 G2 82463 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 1/20/40 (b) 239
26,986 G2 83031 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.00%, 1/20/42 (b) 27
6,620 G2 8991 ARM , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.500%),
5.13%, 10/20/26 (b) 7
648,096 G2 AY5132 , 3.25%, 7/20/37  606
713,459 G2 AY5138 , 3.25%, 12/20/37  667
109,740 G2 MA0312 , 3.50%, 8/20/42  96
137,198 G2 MA0387 , 3.50%, 9/20/42  119
1,020,917 G2 MA0698 30YR , 3.00%, 1/20/43  911
933,367 G2 MA1012 30YR , 3.50%, 5/20/43  855

Payden Mutual Funds
Payden GNMA Fund
continued
Principal
or Shares Security Description
Value
(000)
822,198 G2 MA1089 30YR , 3.00%, 6/20/43  $ 732
810,772 G2 MA1520 30YR , 3.00%, 12/20/43  721
750,779 G2 MA2304 30YR , 4.00%, 10/20/44  703
678,824 G2 MA2522 30YR , 4.00%, 1/20/45  635
393,845 G2 MA2767 ARM , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
1.500%), 5.50%, 4/20/45 (b) 401
330,258 G2 MA3454 30YR , 3.50%, 2/20/46  298
1,052,816 G2 MA3662 30YR , 3.00%, 5/20/46  927
647,170 G2 MA3663 30YR , 3.50%, 5/20/46  579
1,205,657 G2 MA3735 30YR , 3.00%, 6/20/46  1,060
521,433 G2 MA3936 30YR , 3.00%, 9/20/46  459
440,292 G2 MA4069 30YR , 3.50%, 11/20/46  396
530,664 G2 MA4195 30YR , 3.00%, 1/20/47  468
329,645 G2 MA4197 30YR , 4.00%, 1/20/47  306
514,119 G2 MA4262 30YR , 3.50%, 2/20/47  463
663,686 G2 MA4321 30YR , 3.50%, 3/20/47  597
367,710 G2 MA4322 30YR , 4.00%, 3/20/47  341
878,919 G2 MA4382 30YR , 3.50%, 4/20/47  791
271,980 G2 MA4510 30YR , 3.50%, 6/20/47  245
588,196 G2 MA4719 30YR , 3.50%, 9/20/47  529
429,666 G2 MA4962 30YR , 3.50%, 1/20/48  388
968,552 G2 MA5265 30YR , 4.50%, 6/20/48  926
1,613,210 G2 MA6473 30YR , 2.50%, 2/20/50  1,354
480,620 G2 MA6709 30YR , 2.50%, 6/20/50  402
1,899,523 G2 MA6818 30YR , 2.00%, 8/20/50  1,526
1,168,325 G2 MA6930 30YR , 2.00%, 10/20/50  938
1,670,689 G2 MA6931 30YR , 2.50%, 10/20/50  1,397
1,732,781 G2 MA7051 30YR , 2.00%, 12/20/50  1,391
1,861,312 G2 MA7367 30YR , 2.50%, 5/20/51  1,556
678,552 G2 MA7471 30YR , 2.00%, 7/20/51  545
1,192,783 G2 MA7472 30YR , 2.50%, 7/20/51  997
663,527 G2 MA7473 30YR , 3.00%, 7/20/51  577
2,015,881 G2 MA7533 30YR , 2.00%, 8/20/51  1,619
901,685 G2 MA7535 30YR , 3.00%, 8/20/51  784
2,070,802 G2 MA7589 30YR , 2.50%, 9/20/51  1,731
2,042,463 G2 MA7648 30YR , 2.00%, 10/20/51  1,640
1,636,411 G2 MA7705 30YR , 2.50%, 11/20/51  1,368
854,772 G2 MA7706 30YR , 3.00%, 11/20/51  743
1,482,412 G2 MA7767 30YR , 2.50%, 12/20/51  1,239
708,065 G2 MA7768 30YR , 3.00%, 12/20/51  616
1,407,697 G2 MA7881 30YR , 2.50%, 2/20/52  1,177
346,414 G2 MA7882 30YR , 3.00%, 2/20/52  301
1,866,272 G2 MA7987 30YR , 2.50%, 4/20/52  1,560
685,984 G2 MA7990 30YR , 4.00%, 4/20/52  629
699,309 G2 MA8097 30YR , 2.50%, 6/20/52  585
754,406 G2 MA8146 30YR , 2.00%, 7/20/52  607
723,245 G2 MA8200 30YR , 4.00%, 8/20/52  662
366,926 G2 MA8266 30YR , 3.50%, 9/20/52  325
846,468 G2 MA8570 30YR , 5.50%, 1/20/53  849
1,102,601 G2 MA8648 30YR , 5.50%, 2/20/53  1,103
643,229 G2 MA8948 30YR , 5.50%, 6/20/53  644
1,361,731 G2 MA9726 30YR , 6.00%, 6/20/54  1,387
312,120 G2 MA9779 30YR , 5.50%, 7/20/54  312
754,192 G2 MB0026 30YR , 5.50%, 11/20/54  752
2,700,000 G2SF , 4.50%, 8/20/5230YR TBA (c) 2,531
1,200,000 G2SF , 3.50%, 8/20/5630YR TBA (c) 1,051
4,800,000 G2SF , 5.00%, 8/20/5630YR TBA (c) 4,645
4,460,000 G2SF , 5.50%, 8/20/5630YR TBA (c) 4,431
5,530,000 G2SF , 6.00%, 8/20/5630YR TBA (c) 5,621
1,030,000 G2SF , 6.50%, 8/20/5630YR TBA (c) 1,064
6,852 GN 558954 , 5.25%, 5/15/29  7
117,010 GN 558956 , 4.50%, 6/15/29  116
71,067 GN 605099 30YR , 5.50%, 3/15/34  72
186,361 GN 616826 30YR , 5.50%, 1/15/35  187
Principal
or Shares Security Description
Value
(000)
402,579 GN 710868 30YR , 5.50%, 9/15/39  $ 414
72,511 GN 728153 , 5.50%, 10/15/29  73
14,921 GN 728159 , 5.25%, 11/15/29  15
74,227 GN 781810 30YR , 5.50%, 10/15/34  75
664,482 GNR 2009-22 FA 2009-22, (1 mo. Term
Secured Overnight Financing Rate + 0.844%),
4.51%, 4/20/39 (b) 666
1,261,287 GNR 2024-197 GA 2024-197, 5.00%, 12/20/53  1,259
208,834 GNR AF 2012-18, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 4.08%,
2/20/38 (b) 209
67,350 GNR FA 2001-35, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.07%,
8/16/31 (b) 67
140,938 GNR FB 2007-76, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 4.28%,
11/20/37 (b) 140
391,328 GNR FB 2008-11, (1 mo. Term Secured
Overnight Financing Rate + 0.714%), 4.38%,
2/20/38 (b) 391
198,418 GNR FC 2003-71, (1 mo. Term Secured
Overnight Financing Rate + 0.614%), 4.28%,
7/20/33 (b) 198
330,505 GNR FC 2007-54, (1 mo. Term Secured
Overnight Financing Rate + 0.374%), 4.04%,
9/20/37 (b) 327
646,542 GNR FC 2018-91, (1 mo. Term Secured
Overnight Financing Rate + 0.414%), 4.06%,
7/20/48 (b) 632
196,588 GNR FG 2004-86, (1 mo. Term Secured
Overnight Financing Rate + 0.514%), 4.18%,
7/20/34 (b) 197
253,802 GNR FH 2004-59, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.07%,
8/16/34 (b) 254
108,692 GNR FH 2008-2, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 4.23%,
1/20/38 (b) 108
494,843 GNR FJ 2019-6, (1 mo. Term Secured Overnight
Financing Rate + 0.514%), 4.18%, 1/20/49 (b) 486
322,634 GNR FK 2006-60, (1 mo. Term Secured
Overnight Financing Rate + 0.314%), 4.02%,
11/20/36 (b) 320
208,972 GNR LF 2011-153, (1 mo. Term Secured
Overnight Financing Rate + 0.364%), 4.07%,
7/16/41 (b) 206
476,901 GNR UF 2008-67, (1 mo. Term Secured
Overnight Financing Rate + 0.564%), 4.23%,
6/20/38 (b) 477
Total Mortgage Backed (Cost - $102,089)
97,265
Investment Company (2%
)
1,587,460 Payden Cash Reserves Money Market Fund *
(Cost - $1,587)
1,587
Total Investments (Cost - $103,676) (124%)
98,852
Liabilities in excess of Other Assets (-24%)
(19,036)
Net Assets (100%) $ 79,816
* Affiliated investment.

(a) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(c) Security was purchased on a delayed delivery basis.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 33 Sep-26 $ 3,564 $ (46) $ (46)
U.S. Treasury 5-Year Note Future 49 Sep-26 5,193 (30) (30)
a a
(76)
Short Contracts:
U.S. Ultra Bond Future 12 Sep-26 (1,316) 68 68
a a
Total Futures
$(8)